Business Combinations - Fair Value of Consideration Transferred (Details) $ / shares in Units, $ in Thousands	Aug. 01, 2018 USD ($) item $ / shares shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of independent universities | item	2
Capella Merger
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Conversion ratio (in shares) | shares	0.875
Total fair value of consideration transferred	$ 1,236,961
Capella Merger | Common Stock
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Fair value	$ 1,209,483
Number of common shares issued (in shares) | shares	10,263,775
Market price (in dollars per share) | $ / shares	$ 117.84
Capella Merger | Equity-based awards
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Fair value	$ 27,478